Borrowings (Details 2) - Foreign currency member - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings		R$ 26,124,158	R$ 30,322,998
Bonds1 member
IfrsStatementLineItems [Line Items]
Issue date	[1]	Jul-2011 and jul-2012
Maturity	[1]	jul-2041
Interest (% per year)	[1]	7.125%
Borrowings	[1]	R$ 3,044,911	3,296,917
Bonds2 member
IfrsStatementLineItems [Line Items]
Issue date	[2]	Feb-2014 and may-2014
Maturity	[2]	fev-2024
Interest (% per year)	[2]	6.45%
Borrowings	[2]	R$ 1,588,729	3,417,741
Bonds3 member
IfrsStatementLineItems [Line Items]
Issue date	[2]	Oct-2017
Maturity	[2]	jan-2023
Interest (% per year)	[2]	3.50%
Borrowings	[2]		593,964
Bonds4 member
IfrsStatementLineItems [Line Items]
Issue date	[1]	Oct-2017
Maturity	[1]	jan-2028
Interest (% per year)	[1]	4.50%
Borrowings	[1]	R$ 6,249,333	6,695,263
Bonds5 member
IfrsStatementLineItems [Line Items]
Issue date	[1]	Nov-2019
Maturity	[1]	jan-2030
Interest (% per year)	[1]	4.50%
Borrowings	[1]	R$ 7,936,089	8,527,701
Bonds6 member
IfrsStatementLineItems [Line Items]
Issue date		Nov-2019
Maturity		jan-2050
Interest (% per year)		5.875%
Borrowings		R$ 4,009,069	4,287,829
Bonds7 member
IfrsStatementLineItems [Line Items]
Issue date	[2]	Jul-2020
Maturity	[2]	jan-2081
Interest (% per year)	[2]	8.50%
Borrowings	[2]	R$ 3,296,027	R$ 3,503,583

[1]	Prepayments were made in 2021 in the total amount of R$1.3 billion. In September 2022, a portion of the bonds was repurchased for R$83.8 million.
[2]	Prepayments were made between 2019 and 2022 in the total amount of R$4.6 billion. The bond maturing in January 2023 was fully settled in June 2022. In February 2023, a prepayment was made of the total amount of the bond due in February 2024.